Portfolio of investments—May 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 90.15%
FHLMC±±	6.77%	6-1-2028	$13,000	$12,900
FHLMC Multifamily Structured Pass-Through Certificates Series KF46 Class A (30 Day Average U.S. SOFR+0.33%)±	5.66	3-25-2028	81,925	81,640
FHLMC Multifamily Structured Pass-Through Certificates Series KF62 Class A (30 Day Average U.S. SOFR+0.59%)±	5.92	4-25-2026	1,272,398	1,273,374
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (30 Day Average U.S. SOFR+0.41%)±	5.74	8-25-2030	137,999	137,317
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2±±	1.48	5-25-2051	3,621,324	3,221,659
FHLMC STRIPS Series 20 Class F±±	5.06	7-1-2029	597	601
FHLMC STRIPS Series 264 Class F1 (30 Day Average U.S. SOFR+0.66%)±	5.99	7-15-2042	511,573	501,697
FHLMC STRIPS Series 319 Class F1 (30 Day Average U.S. SOFR+0.56%)±	5.89	11-15-2043	742,909	723,922
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	5.79	6-25-2029	710,084	673,938
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	5.74	12-25-2029	1,608,476	1,567,212
FHLMC Structured Pass-Through Certificates Series T-21 Class A (30 Day Average U.S. SOFR+0.47%)±	5.80	10-25-2029	139,351	139,956
FHLMC Structured Pass-Through Certificates Series T-24 Class A (30 Day Average U.S. SOFR+0.41%)±	5.74	6-25-2030	42,639	42,609
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	5.74	10-25-2030	515,201	511,339
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	5.68	12-25-2030	490,417	455,986
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	5.72	9-25-2031	876,799	890,524
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.16	7-25-2033	856,529	782,267
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.22	2-25-2043	445,308	398,337
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	25,621	25,508
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	6.44	5-25-2043	700,016	710,248
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	6.31	10-25-2044	1,244,925	1,126,184
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	6.31	2-25-2045	1,112,286	1,060,423
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	5.12	1-25-2036	731,170	696,969
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.20	3-25-2036	1,778,204	1,623,741
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.24	3-25-2036	1,742,570	1,609,769
FHLMC (1 Year Treasury Constant Maturity+1.87%)±	5.96	5-1-2035	202,657	201,376
FHLMC (1 Year Treasury Constant Maturity+1.93%)±	6.11	8-1-2033	209,331	206,970
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	6.11	11-1-2034	25,427	25,052
FHLMC (1 Year Treasury Constant Maturity+2.03%)±	4.17	3-1-2025	1,868	1,844
FHLMC (1 Year Treasury Constant Maturity+2.06%)±	6.17	12-1-2035	120,620	119,778
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	6.30	10-1-2037	254,755	256,725
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 1

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	6.46%	6-1-2033	$231,178	$227,667
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	7.11	5-1-2037	18,041	18,138
FHLMC (1 Year Treasury Constant Maturity+2.18%)±	6.35	6-1-2036	211,398	215,953
FHLMC (1 Year Treasury Constant Maturity+2.19%)±	6.45	1-1-2037	224,304	221,774
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.34	12-1-2033	109,503	107,999
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.23	11-1-2026	21,209	21,058
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.35	2-1-2034	152,508	150,900
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.52	5-1-2038	178,726	178,372
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.82	4-1-2034	59,170	58,874
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.11	4-1-2034	35,909	35,974
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.36	4-1-2036	79,412	79,219
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.54	8-1-2027	1,580	1,569
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	7.12	3-1-2027	12,770	12,723
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.27	9-1-2033	35,547	36,602
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.36	1-1-2037	19,822	20,346
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.37	12-1-2034	73,345	72,849
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	4-1-2030	1,311	1,296
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	5-1-2034	22,908	23,079
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	2-1-2036	46,986	46,611
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	7-1-2038	4,094,194	4,184,077
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.54	2-1-2036	1,544,913	1,579,160
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.58	4-1-2038	247,405	249,271
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.59	6-1-2035	23,698	24,261
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.99	4-1-2034	18,595	18,363
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	5-1-2034	91,478	91,736
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	6.46	4-1-2037	798,922	820,184
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.40	11-1-2029	21,638	21,474
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.48	9-1-2038	1,291,856	1,323,047
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.52	9-1-2036	3,949,301	4,048,501
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.24	7-1-2034	70,355	69,496
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.28	10-1-2036	39,632	39,299
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.41	1-1-2035	108,038	106,673
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.33	11-1-2027	68,522	68,067
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.88	9-1-2033	122,943	122,344
FHLMC (1 Year Treasury Constant Maturity+2.31%)±	6.10	7-1-2027	73,649	73,720
FHLMC (1 Year Treasury Constant Maturity+2.34%)±	6.50	4-1-2032	452,880	454,544
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.35	7-1-2038	129,479	129,309
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.70	10-1-2033	222,234	220,372
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.36	1-1-2028	1,944	1,933
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.47	2-1-2035	213,784	210,995
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.61	1-1-2028	619	615
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.23	4-1-2038	555,293	559,262
FHLMC (1 Year Treasury Constant Maturity+2.37%)±	4.51	7-1-2031	14,717	14,273
FHLMC (1 Year Treasury Constant Maturity+2.38%)±	6.66	2-1-2034	951,281	966,316
FHLMC (1 Year Treasury Constant Maturity+2.39%)±	6.80	1-1-2037	404,672	416,113
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.40	7-1-2031	20,823	20,698
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.40	9-1-2031	24,102	23,967
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.45	6-1-2035	150,013	151,922
See accompanying notes to portfolio of investments
2 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.08%	11-1-2029	$17,598	$17,452
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.34	7-1-2029	9,748	9,765
FHLMC (1 Year Treasury Constant Maturity+2.43%)±	5.43	6-1-2025	5,054	5,001
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	6.22	7-1-2034	85,669	85,299
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	7.47	6-1-2035	109,807	110,230
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.60	6-1-2030	12,726	12,604
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.61	6-1-2030	92,619	92,309
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	2-1-2030	16,824	16,860
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	7.35	6-1-2030	10,642	10,548
FHLMC (1 Year Treasury Constant Maturity+2.49%)±	6.63	12-1-2032	48,453	48,117
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	4.77	11-1-2029	29,143	28,191
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	6.67	9-1-2029	13,591	13,436
FHLMC (1 Year Treasury Constant Maturity+2.60%)±	7.48	6-1-2032	111,523	111,806
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	4.99	9-1-2030	20,503	19,724
FHLMC (1 Year Treasury Constant Maturity+2.69%)±	7.06	5-1-2028	46,130	45,706
FHLMC (1 Year Treasury Constant Maturity+2.86%)±	7.74	9-1-2030	10,101	10,103
FHLMC (11th District COFI+1.25%)±	4.40	1-1-2030	1,547	1,498
FHLMC (11th District COFI+1.25%)±	4.40	7-1-2030	52,299	50,537
FHLMC (11th District COFI+1.25%)±	4.80	11-1-2030	5,793	5,631
FHLMC (11th District COFI+1.28%)±	4.44	2-1-2035	6,767	6,701
FHLMC (12 Month Treasury Average+2.12%)±	5.83	5-1-2028	24,801	24,564
FHLMC (12 Month Treasury Average+2.45%)±	5.02	10-1-2029	39,570	39,351
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	4.88	5-1-2031	24,149	23,672
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	5.10	5-1-2032	46,801	46,055
FHLMC (3 Year Treasury Constant Maturity+2.84%)±	5.24	6-1-2035	133,672	131,369
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	4.00	8-1-2029	2,699	2,677
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	12,271	11,857
FHLMC (RFUCCT1Y+1.51%)±	5.76	2-1-2037	39,354	39,129
FHLMC (RFUCCT1Y+1.61%)±	6.17	7-1-2044	71,874	73,246
FHLMC (RFUCCT1Y+1.62%)±	2.88	11-1-2047	2,028,941	1,966,227
FHLMC (RFUCCT1Y+1.62%)±	6.18	7-1-2045	318,642	323,647
FHLMC (RFUCCT1Y+1.64%)±	2.62	6-1-2050	2,266,436	2,016,499
FHLMC (RFUCCT1Y+1.67%)±	6.17	8-1-2035	103,238	103,025
FHLMC (RFUCCT1Y+1.72%)±	6.19	5-1-2037	381,960	390,231
FHLMC (RFUCCT1Y+1.73%)±	5.98	1-1-2035	134,667	134,310
FHLMC (RFUCCT1Y+1.74%)±	5.99	12-1-2036	104,207	106,877
FHLMC (RFUCCT1Y+1.75%)±	6.88	6-1-2033	141,894	141,990
FHLMC (RFUCCT1Y+1.75%)±	6.91	5-1-2033	41,497	41,310
FHLMC (RFUCCT1Y+1.75%)±	7.02	4-1-2035	64,402	63,877
FHLMC (RFUCCT1Y+1.77%)±	6.02	6-1-2035	114,496	113,446
FHLMC (RFUCCT1Y+1.77%)±	6.21	9-1-2037	112,825	115,494
FHLMC (RFUCCT1Y+1.77%)±	6.42	9-1-2039	526,262	538,908
FHLMC (RFUCCT1Y+1.77%)±	6.47	10-1-2036	122,772	125,924
FHLMC (RFUCCT1Y+1.77%)±	6.63	10-1-2035	349,560	349,284
FHLMC (RFUCCT1Y+1.77%)±	6.98	8-1-2042	86,862	88,929
FHLMC (RFUCCT1Y+1.78%)±	6.03	11-1-2035	54,609	54,720
FHLMC (RFUCCT1Y+1.80%)±	6.14	1-1-2040	753,023	774,000
FHLMC (RFUCCT1Y+1.80%)±	6.26	10-1-2043	1,883,604	1,927,927
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 3

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (RFUCCT1Y+1.80%)±	6.86%	8-1-2037	$492,154	$505,250
FHLMC (RFUCCT1Y+1.81%)±	6.19	9-1-2037	108,709	111,681
FHLMC (RFUCCT1Y+1.81%)±	6.45	4-1-2035	366,580	367,775
FHLMC (RFUCCT1Y+1.81%)±	6.48	5-1-2039	166,428	166,293
FHLMC (RFUCCT1Y+1.83%)±	6.27	6-1-2043	2,225,226	2,289,747
FHLMC (RFUCCT1Y+1.85%)±	6.23	7-1-2038	431,882	441,253
FHLMC (RFUCCT1Y+1.87%)±	6.26	9-1-2036	177,037	177,849
FHLMC (RFUCCT1Y+1.87%)±	7.25	5-1-2035	9,171	9,065
FHLMC (RFUCCT1Y+1.88%)±	6.63	4-1-2037	70,531	70,335
FHLMC (RFUCCT1Y+1.91%)±	6.63	3-1-2032	89,123	89,009
FHLMC (RFUCCT1Y+1.93%)±	6.20	4-1-2035	435,591	434,456
FHLMC (RFUCCT1Y+1.93%)±	7.30	4-1-2037	32,505	32,255
FHLMC (RFUCCT1Y+1.99%)±	6.24	7-1-2036	99,925	99,665
FHLMC (RFUCCT1Y+2.06%)±	6.72	3-1-2038	421,156	433,275
FHLMC (RFUCCT6M+1.42%)±	5.67	2-1-2037	1,317	1,310
FHLMC (RFUCCT6M+1.69%)±	6.31	1-1-2037	318,698	323,660
FHLMC (RFUCCT6M+1.83%)±	6.81	6-1-2037	118,578	117,056
FHLMC (RFUCCT6M+2.12%)±	6.91	5-1-2037	18,372	18,130
FHLMC (RFUCCT6M+2.22%)±	6.96	6-1-2026	27,697	27,445
FHLMC (RFUCCT6M+3.83%)±	8.21	11-1-2026	4,643	4,600
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	5.99	4-15-2027	8,657	8,640
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	5.94	6-15-2031	18,549	18,415
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	2.56	3-15-2032	42,650	3,354
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	5.94	4-15-2028	17,156	17,104
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	6.44	3-15-2032	27,797	27,974
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	5.99	3-15-2032	49,494	49,283
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	6.04	12-15-2032	113,465	113,298
FHLMC Series 3067 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2035	422,842	416,453
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	5.79	9-15-2030	120,519	119,945
FHLMC Series 3140 Class GF (30 Day Average U.S. SOFR+0.46%)±	5.79	3-15-2036	358,991	353,212
FHLMC Series 3146 Class FP (30 Day Average U.S. SOFR+0.46%)±	5.79	4-15-2036	323,632	318,838
FHLMC Series 3149 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.79	5-15-2036	525,866	519,542
FHLMC Series 3240 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2036	567,729	558,106
FHLMC Series 3284 Class CF (30 Day Average U.S. SOFR+0.48%)±	5.81	3-15-2037	371,602	363,691
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.84	3-15-2037	47,644	46,382
FHLMC Series 3311 Class KF (30 Day Average U.S. SOFR+0.45%)±	5.78	5-15-2037	645,849	632,711
FHLMC Series 3312 Class FN (30 Day Average U.S. SOFR+0.33%)±	5.66	7-15-2036	565,991	554,014
FHLMC Series 3436 Class A±±	6.07	11-15-2036	196,771	199,214
FHLMC Series 3684 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2036	725,611	710,436
FHLMC Series 3753 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	11-15-2040	928,694	910,959
FHLMC Series 3757 Class PF (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2040	195,537	194,560
FHLMC Series 3822 Class FY (30 Day Average U.S. SOFR+0.51%)±	5.84	2-15-2033	350,915	348,628
FHLMC Series 3827 Class DF (30 Day Average U.S. SOFR+0.56%)±	5.89	3-15-2041	108,735	106,664
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	5.89	1-15-2041	28,571	28,468
FHLMC Series 3997 Class FQ (30 Day Average U.S. SOFR+0.61%)±	5.94	2-15-2042	400,061	392,092
FHLMC Series 4013 Class QF (30 Day Average U.S. SOFR+0.66%)±	5.99	3-15-2041	172,273	171,381
FHLMC Series 4039 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	5-15-2042	650,577	641,275
FHLMC Series 4136 Class DF (30 Day Average U.S. SOFR+0.41%)±	5.74	11-15-2042	404,912	392,131
See accompanying notes to portfolio of investments
4 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4143 Class KF (30 Day Average U.S. SOFR+0.46%)±	5.79%	9-15-2037	$1,008,965	$974,504
FHLMC Series 4248 Class FL (30 Day Average U.S. SOFR+0.56%)±	5.89	5-15-2041	153,836	151,644
FHLMC Series 4316 Class JF (30 Day Average U.S. SOFR+0.51%)±	5.84	1-15-2044	579,361	567,109
FHLMC Series 4474 Class WF (30 Day Average U.S. SOFR+0.46%)±	5.79	12-15-2036	800,640	783,170
FHLMC Series 4477 Class FG (30 Day Average U.S. SOFR+0.41%)±	5.74	10-15-2040	816,275	795,912
FHLMC Series 4503 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	2-15-2042	1,012,316	977,324
FHLMC Series 4515 Class FA (30 Day Average U.S. SOFR+0.48%)±	5.81	8-15-2038	137,495	136,545
FHLMC Series 4624 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	12-15-2038	1,696,866	1,694,954
FHLMC Series 4678 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.84	12-15-2042	725,571	719,623
FHLMC Series 4691 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	6-15-2047	406,043	393,179
FHLMC Series 4707 Class FD (30 Day Average U.S. SOFR+0.46%)±	5.79	9-15-2044	2,017,741	2,007,083
FHLMC Series 4754 Class FM (30 Day Average U.S. SOFR+0.41%)±	5.74	2-15-2048	1,005,392	971,737
FHLMC Series 4779 Class WF (30 Day Average U.S. SOFR+0.46%)±	5.79	7-15-2044	991,960	988,477
FHLMC Series 4821 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.74	7-15-2048	292,364	282,157
FHLMC Series 4831 Class FD (30 Day Average U.S. SOFR+0.41%)±	5.74	10-15-2048	956,966	924,218
FHLMC Series 4842 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2048	708,072	685,318
FHLMC Series 4906 Class WF (30 Day Average U.S. SOFR+0.51%)±	5.84	12-15-2038	1,292,544	1,281,323
FHLMC Series 4908 Class FA (30 Day Average U.S. SOFR+0.55%)±	5.88	12-15-2042	1,178,934	1,180,981
FHLMC Series 4915 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.84	2-15-2038	3,054,415	3,039,445
FHLMC Series 4921 Class FN (30 Day Average U.S. SOFR+0.56%)±	5.89	10-25-2049	832,348	810,442
FHLMC Series 4925 Class WF (30 Day Average U.S. SOFR+0.51%)±	5.84	8-15-2038	2,728,147	2,689,621
FHLMC Series 4925 Class FY (30 Day Average U.S. SOFR+0.56%)±	5.89	10-25-2049	287,275	278,818
FHLMC Series 4933 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	12-25-2049	875,930	854,255
FNMA±±	4.49	8-1-2026	503	500
FNMA±±	5.15	2-1-2033	81,866	81,178
FNMA	6.50	5-1-2031	18,908	19,276
FNMA	7.06	1-1-2027	3,443	3,537
FNMA	7.50	1-1-2031	10,856	10,832
FNMA	7.50	1-1-2033	25,670	25,620
FNMA	7.50	5-1-2033	52,067	51,956
FNMA	7.50	8-1-2033	31,091	31,021
FNMA	8.00	12-1-2026	10,535	10,523
FNMA	8.00	3-1-2030	5	5
FNMA	8.00	5-1-2033	26,538	26,417
FNMA (1 Year Treasury Constant Maturity+1.50%)±	5.75	8-1-2030	139,367	138,892
FNMA (1 Year Treasury Constant Maturity+1.52%)±	5.52	8-1-2033	309,165	308,298
FNMA (1 Year Treasury Constant Maturity+1.58%)±	5.87	3-1-2034	156,217	154,751
FNMA (1 Year Treasury Constant Maturity+1.63%)±	6.63	11-1-2029	3,333	3,294
FNMA (1 Year Treasury Constant Maturity+1.66%)±	5.69	7-1-2048	294,205	296,813
FNMA (1 Year Treasury Constant Maturity+1.70%)±	5.82	2-1-2033	103,507	102,774
FNMA (1 Year Treasury Constant Maturity+1.76%)±	5.51	8-1-2032	24,901	24,875
FNMA (1 Year Treasury Constant Maturity+1.85%)±	5.88	7-1-2038	246,792	244,824
FNMA (1 Year Treasury Constant Maturity+1.88%)±	5.63	8-1-2031	21,803	21,784
FNMA (1 Year Treasury Constant Maturity+1.96%)±	6.96	3-1-2032	11,085	11,121
FNMA (1 Year Treasury Constant Maturity+2.03%)±	6.42	12-1-2032	120,422	119,950
FNMA (1 Year Treasury Constant Maturity+2.07%)±	6.35	12-1-2033	100,599	100,194
FNMA (1 Year Treasury Constant Maturity+2.09%)±	6.23	4-1-2040	41,181	42,027
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.17	9-1-2036	105,240	104,885
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 5

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.97%	7-1-2035	$33,061	$32,980
FNMA (1 Year Treasury Constant Maturity+2.11%)±	6.01	7-1-2035	67,365	67,506
FNMA (1 Year Treasury Constant Maturity+2.12%)±	7.00	3-1-2031	9,950	9,938
FNMA (1 Year Treasury Constant Maturity+2.15%)±	6.15	2-1-2033	26,464	26,497
FNMA (1 Year Treasury Constant Maturity+2.16%)±	6.43	5-1-2036	438,135	442,679
FNMA (1 Year Treasury Constant Maturity+2.17%)±	5.95	9-1-2030	11,173	11,156
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.29	12-1-2039	69,067	68,872
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.21	1-1-2036	56,745	56,583
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.22	9-1-2035	283,148	291,745
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.30	12-1-2024	2,500	2,489
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.39	1-1-2036	191,191	190,649
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.49	6-1-2035	42,193	42,273
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.66	6-1-2027	18,634	18,597
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.19	8-1-2033	185,667	185,243
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.38	9-1-2033	74,976	74,638
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.40	12-1-2040	1,091,059	1,118,359
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.44	3-1-2035	142,213	141,328
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.51	12-1-2040	1,991,623	2,041,056
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.57	5-1-2034	180,577	178,703
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.44	8-1-2035	182,130	184,144
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.49	10-1-2034	405,227	415,689
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.50	1-1-2033	50,655	50,632
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.92	5-1-2037	264,994	264,434
FNMA (1 Year Treasury Constant Maturity+2.22%)±	4.71	7-1-2029	79,118	77,211
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.97	7-1-2035	9,118	9,129
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.16	7-1-2035	161,867	163,919
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	8-1-2031	64,363	63,638
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	10-1-2034	82,544	82,014
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.40	12-1-2040	866,482	888,286
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.51	9-1-2035	502,075	509,417
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2035	120,766	121,903
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.46	7-1-2038	1,093,966	1,124,752
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.51	7-1-2037	82,036	84,576
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.47	11-1-2038	1,199,818	1,234,915
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.51	1-1-2037	193,670	193,751
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.51	4-1-2038	209,847	209,686
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.62	7-1-2028	30	30
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.47	10-1-2036	153,966	158,200
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.28	9-1-2026	6,434	6,407
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.29	12-1-2030	12,254	12,250
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.45	1-1-2031	22,046	21,879
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.46	6-1-2037	521,442	533,899
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.67	7-1-2030	43,232	43,063
FNMA (1 Year Treasury Constant Maturity+2.30%)±	7.17	1-1-2026	8,510	8,479
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.24	5-1-2033	94,345	93,927
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.49	12-1-2034	58,156	58,251
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.52	12-1-2030	111,882	111,604
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.44	5-1-2025	2,328	2,320
See accompanying notes to portfolio of investments
6 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.57%	4-1-2028	$17,401	$17,262
FNMA (1 Year Treasury Constant Maturity+2.33%)±	6.33	11-1-2024	734	731
FNMA (1 Year Treasury Constant Maturity+2.35%)±	6.81	9-1-2037	26,188	26,146
FNMA (1 Year Treasury Constant Maturity+2.35%)±	7.23	6-1-2027	12,650	12,614
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.41	11-1-2034	96,667	99,492
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.48	5-1-2034	46,725	46,593
FNMA (1 Year Treasury Constant Maturity+2.37%)±	4.51	9-1-2030	167,175	161,748
FNMA (1 Year Treasury Constant Maturity+2.37%)±	6.50	7-1-2027	6,166	6,124
FNMA (1 Year Treasury Constant Maturity+2.38%)±	6.38	7-1-2027	27,061	26,987
FNMA (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2033	211,116	210,604
FNMA (1 Year Treasury Constant Maturity+2.41%)±	7.18	5-1-2027	15,775	15,702
FNMA (1 Year Treasury Constant Maturity+2.44%)±	6.97	7-1-2037	638,109	650,183
FNMA (1 Year Treasury Constant Maturity+2.46%)±	6.79	5-1-2033	22,504	22,418
FNMA (1 Year Treasury Constant Maturity+2.47%)±	6.47	9-1-2028	18,716	18,658
FNMA (1 Year Treasury Constant Maturity+2.48%)±	6.55	7-1-2028	40,174	39,935
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.61	5-1-2035	268,987	273,193
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.74	4-1-2038	128,657	127,448
FNMA (1 Year Treasury Constant Maturity+2.49%)±	7.49	7-1-2037	69,148	69,723
FNMA (1 Year Treasury Constant Maturity+2.50%)±	4.86	9-1-2030	94,618	91,952
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.63	6-1-2032	56,715	56,271
FNMA (1 Year Treasury Constant Maturity+2.50%)±	7.37	10-1-2029	74,632	74,525
FNMA (1 Year Treasury Constant Maturity+2.50%)±	7.38	3-1-2027	6,057	6,036
FNMA (1 Year Treasury Constant Maturity+2.52%)±	6.64	11-1-2024	2,005	1,996
FNMA (1 Year Treasury Constant Maturity+2.60%)±	6.72	10-1-2025	1,493	1,486
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.77	10-1-2028	10,123	10,021
FNMA (1 Year Treasury Constant Maturity+2.64%)±	7.13	7-1-2028	20,099	20,056
FNMA (1 Year Treasury Constant Maturity+2.64%)±	7.52	3-1-2030	2,436	2,426
FNMA (1 Year Treasury Constant Maturity+2.70%)±	7.52	5-1-2035	428,516	429,085
FNMA (1 Year Treasury Constant Maturity+2.72%)±	7.10	8-1-2035	86,245	85,986
FNMA (1 Year Treasury Constant Maturity+2.89%)±	6.70	9-1-2030	60,306	60,178
FNMA (1 Year Treasury Constant Maturity+3.03%)±	7.16	1-1-2029	12,360	12,351
FNMA (11th District COFI+1.25%)±	4.43	4-1-2034	64,976	62,265
FNMA (11th District COFI+1.26%)±	4.44	1-1-2035	73,793	70,928
FNMA (11th District COFI+1.27%)±	4.42	3-1-2033	29,856	28,972
FNMA (11th District COFI+1.27%)±	5.20	1-1-2038	2,260	2,220
FNMA (11th District COFI+1.29%)±	4.50	9-1-2037	571,715	552,059
FNMA (11th District COFI+1.69%)±	4.85	1-1-2036	70,117	68,104
FNMA (11th District COFI+1.70%)±	4.86	4-1-2030	233	229
FNMA (11th District COFI+1.81%)±	4.98	6-1-2034	25,237	24,859
FNMA (11th District COFI+1.82%)±	4.16	5-1-2028	11,135	10,961
FNMA (11th District COFI+1.85%)±	4.98	10-1-2027	24,931	24,710
FNMA (11th District COFI+1.90%)±	6.45	5-1-2034	15,675	15,797
FNMA (11th District COFI+1.92%)±	5.01	9-1-2030	91,679	90,171
FNMA (11th District COFI+1.92%)±	5.07	3-1-2033	98,859	96,826
FNMA (11th District COFI+1.93%)±	5.15	12-1-2036	6,939	6,859
FNMA (12 Month Treasury Average+1.21%)±	6.32	4-1-2042	501,524	495,546
FNMA (12 Month Treasury Average+1.73%)±	6.83	6-1-2035	167,693	169,757
FNMA (12 Month Treasury Average+1.75%)±	6.85	10-1-2035	251,516	252,504
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 7

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (12 Month Treasury Average+1.77%)±	6.93%	7-1-2035	$209,197	$211,359
FNMA (12 Month Treasury Average+1.85%)±	7.00	11-1-2035	28,589	28,882
FNMA (12 Month Treasury Average+1.86%)±	7.00	11-1-2035	216,228	217,334
FNMA (12 Month Treasury Average+1.89%)±	7.04	11-1-2035	9,907	10,081
FNMA (12 Month Treasury Average+1.95%)±	7.06	7-1-2035	118,445	119,433
FNMA (12 Month Treasury Average+1.96%)±	7.10	11-1-2035	210,981	211,693
FNMA (12 Month Treasury Average+2.06%)±	7.21	10-1-2035	86,551	88,500
FNMA (12 Month Treasury Average+2.08%)±	7.20	1-1-2035	196,748	198,985
FNMA (12 Month Treasury Average+2.11%)±	7.29	8-1-2035	82,137	82,823
FNMA (12 Month Treasury Average+2.36%)±	7.47	8-1-2040	238,085	240,541
FNMA (12 Month Treasury Average+2.48%)±	5.86	6-1-2040	326,493	328,310
FNMA (3 Year Treasury Constant Maturity+2.15%)±	2.90	8-1-2031	18,065	17,785
FNMA (5 Year Treasury Constant Maturity+1.90%)±	3.49	9-1-2031	75,722	73,540
FNMA (5 Year Treasury Constant Maturity+2.43%)±	4.94	6-1-2028	7,375	7,386
FNMA (Federal COFI+2.00%)±	5.88	8-1-2029	15,102	15,093
FNMA (Federal COFI+2.46%)±	5.88	2-1-2029	128,724	128,281
FNMA (RFUCCT1M+1.17%)±	6.55	5-1-2029	22,994	23,113
FNMA (RFUCCT1Y+1.53%)±	5.78	9-1-2035	206,534	210,921
FNMA (RFUCCT1Y+1.53%)±	5.78	9-1-2036	157,647	156,495
FNMA (RFUCCT1Y+1.55%)±	6.39	1-1-2040	38,891	38,688
FNMA (RFUCCT1Y+1.56%)±	5.98	2-1-2044	27,981	28,508
FNMA (RFUCCT1Y+1.57%)±	5.82	11-1-2044	61,349	61,463
FNMA (RFUCCT1Y+1.58%)±	6.27	6-1-2043	1,844,514	1,867,078
FNMA (RFUCCT1Y+1.58%)±	6.47	9-1-2044	452,081	460,438
FNMA (RFUCCT1Y+1.59%)±	6.29	8-1-2045	203,665	207,522
FNMA (RFUCCT1Y+1.59%)±	7.06	2-1-2043	184,434	185,983
FNMA (RFUCCT1Y+1.59%)±	7.34	6-1-2044	334,319	341,651
FNMA (RFUCCT1Y+1.60%)±	2.23	8-1-2050	1,906,656	1,677,156
FNMA (RFUCCT1Y+1.60%)±	5.85	9-1-2037	321,745	320,081
FNMA (RFUCCT1Y+1.60%)±	6.13	3-1-2046	536,329	546,907
FNMA (RFUCCT1Y+1.62%)±	2.39	8-1-2050	2,361,694	2,092,466
FNMA (RFUCCT1Y+1.62%)±	2.52	4-1-2050	1,137,767	1,059,891
FNMA (RFUCCT1Y+1.64%)±	6.24	11-1-2038	76,549	76,698
FNMA (RFUCCT1Y+1.64%)±	7.21	9-1-2042	68,983	69,487
FNMA (RFUCCT1Y+1.67%)±	6.16	6-1-2041	563,307	576,936
FNMA (RFUCCT1Y+1.67%)±	6.19	7-1-2035	197,099	201,996
FNMA (RFUCCT1Y+1.67%)±	6.61	6-1-2036	24,913	25,049
FNMA (RFUCCT1Y+1.70%)±	6.29	4-1-2034	150,960	154,091
FNMA (RFUCCT1Y+1.72%)±	6.62	6-1-2035	29,112	29,866
FNMA (RFUCCT1Y+1.73%)±	6.08	7-1-2043	903,780	928,720
FNMA (RFUCCT1Y+1.73%)±	6.47	2-1-2045	597,500	606,888
FNMA (RFUCCT1Y+1.73%)±	6.50	9-1-2042	100,068	102,718
FNMA (RFUCCT1Y+1.75%)±	6.00	1-1-2035	145,978	146,836
FNMA (RFUCCT1Y+1.75%)±	6.49	7-1-2035	172,396	174,058
FNMA (RFUCCT1Y+1.75%)±	6.53	4-1-2033	232,721	232,175
FNMA (RFUCCT1Y+1.75%)±	6.67	4-1-2034	65,961	65,287
FNMA (RFUCCT1Y+1.75%)±	6.79	5-1-2035	162,297	161,056
FNMA (RFUCCT1Y+1.77%)±	6.24	7-1-2044	1,122,797	1,151,328
See accompanying notes to portfolio of investments
8 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.79%)±	6.13%	1-1-2042	$845,845	$870,454
FNMA (RFUCCT1Y+1.83%)±	6.08	1-1-2033	36,429	36,259
FNMA (RFUCCT1Y+1.90%)±	6.15	10-1-2034	202,995	201,659
FNMA (RFUCCT1Y+1.91%)±	6.98	5-1-2038	220,149	228,166
FNMA (RFUCCT1Y+1.93%)±	7.68	5-1-2037	369,534	369,732
FNMA (RFUCCT1Y+2.02%)±	6.27	9-1-2035	135,312	138,914
FNMA (RFUCCT6M+1.16%)±	5.50	8-1-2033	2,348	2,327
FNMA (RFUCCT6M+1.18%)±	6.68	8-1-2033	29,089	29,055
FNMA (RFUCCT6M+1.31%)±	5.82	10-1-2037	262,398	264,866
FNMA (RFUCCT6M+1.38%)±	7.00	8-1-2031	79,331	79,328
FNMA (RFUCCT6M+1.38%)±	7.13	12-1-2031	11,768	11,734
FNMA (RFUCCT6M+1.39%)±	7.14	1-1-2032	43,606	43,540
FNMA (RFUCCT6M+1.42%)±	7.04	12-1-2031	91,302	91,662
FNMA (RFUCCT6M+1.51%)±	6.35	11-1-2034	242,942	241,426
FNMA (RFUCCT6M+1.55%)±	7.17	3-1-2034	52,852	52,907
FNMA (RFUCCT6M+1.55%)±	7.34	1-1-2035	270,490	273,660
FNMA (RFUCCT6M+1.62%)±	7.44	6-1-2037	261,045	264,227
FNMA (RFUCCT6M+1.74%)±	6.49	10-1-2024	2,912	2,897
FNMA (RFUCCT6M+1.74%)±	6.87	12-1-2024	1,672	1,664
FNMA (RFUCCT6M+1.93%)±	7.05	6-1-2032	45,303	45,222
FNMA (RFUCCT6M+1.96%)±	6.28	1-1-2033	41,733	41,400
FNMA (RFUCCT6M+1.98%)±	6.23	9-1-2033	38,440	38,058
FNMA (RFUCCT6M+2.25%)±	6.54	3-1-2034	331,676	331,658
FNMA (RFUCCT6M+2.31%)±	7.06	4-1-2033	131,910	130,950
FNMA (RFUCCT6M+2.35%)±	7.00	5-1-2033	390,223	393,160
FNMA (RFUCCT6M+2.48%)±	6.73	7-1-2033	22,549	22,376
FNMA (RFUCCT6M+2.51%)±	6.93	4-1-2033	118,563	118,691
FNMA (RFUCCT6M+3.36%)±	8.07	12-1-2032	71,574	71,063
FNMA Series 2001-50 Class BA	7.00	10-25-2041	39,939	40,090
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	6.04	12-18-2031	27,810	27,777
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	5.99	1-25-2032	15,936	15,833
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	759,351	759,247
FNMA Series 2001-T12 Class A4±±	4.80	8-25-2041	1,372,190	1,367,310
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	60,725	60,998
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	45,936	46,011
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.23%)±	5.68	8-25-2031	14,834	14,192
FNMA Series 2001-W3 Class A±±	7.00	9-25-2041	171,625	168,580
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	6.34	2-25-2032	19,536	19,573
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	5.84	9-25-2032	43,194	43,006
FNMA Series 2002-66 Class A3±±	4.33	4-25-2042	3,112,352	3,080,534
FNMA Series 2002-T12 Class A5±±	5.07	10-25-2041	746,916	742,529
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	655,851	676,177
FNMA Series 2002-T18 Class A5±±	4.74	5-25-2042	1,490,788	1,470,133
FNMA Series 2002-T19 Class A4±±	4.93	3-25-2042	87,951	84,539
FNMA Series 2002-W1 Class 3A±±	3.68	4-25-2042	350,932	324,311
FNMA Series 2002-W4 Class A6±±	4.64	5-25-2042	629,993	606,304
FNMA Series 2003-63 Class A8±±	4.11	1-25-2043	489,590	482,426
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 9

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2003-7 Class A2±±	4.52%	5-25-2042	$257,950	$255,150
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	5.72	3-25-2033	543,324	533,315
FNMA Series 2003-W10 Class 2A±±	3.88	6-25-2043	968,166	932,104
FNMA Series 2003-W18 Class 2A±±	4.58	6-25-2043	1,094,827	1,059,101
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	160,043	164,312
FNMA Series 2003-W4 Class 5A±±	4.12	10-25-2042	338,494	323,633
FNMA Series 2003-W6 Class 6A±±	4.37	8-25-2042	385,870	370,615
FNMA Series 2003-W8 Class 4A±±	4.55	11-25-2042	487,140	464,478
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	5.24	6-25-2033	755,177	721,633
FNMA Series 2004-17 Class FT (30 Day Average U.S. SOFR+0.51%)±	5.84	4-25-2034	320,043	317,414
FNMA Series 2004-T1 Class 2A±±	3.87	8-25-2043	620,971	572,676
FNMA Series 2004-T3 Class 2A±±	4.56	8-25-2043	471,740	464,312
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	212,794	216,555
FNMA Series 2004-W1 Class 3A±±	4.76	1-25-2043	28,098	25,294
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	98,691	101,072
FNMA Series 2004-W12 Class 2A±±	4.42	6-25-2044	1,394,584	1,325,596
FNMA Series 2004-W15 Class 3A±±	4.56	6-25-2044	1,967,289	1,902,531
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	28,452	29,027
FNMA Series 2005-25 Class PF (30 Day Average U.S. SOFR+0.46%)±	5.79	4-25-2035	436,505	429,734
FNMA Series 2005-W3 Class 3A±±	4.42	4-25-2045	407,494	387,017
FNMA Series 2006-112 Class LF (30 Day Average U.S. SOFR+0.66%)±	5.99	11-25-2036	824,313	812,089
FNMA Series 2006-16 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.74	3-25-2036	278,382	274,395
FNMA Series 2006-44 Class FY (30 Day Average U.S. SOFR+0.68%)±	6.01	6-25-2036	563,150	560,172
FNMA Series 2006-5 Class 1A±±	6.77	8-25-2034	1,407,019	1,446,748
FNMA Series 2006-W1 Class 3A±±	4.39	10-25-2045	1,202,770	1,175,099
FNMA Series 2007-109 Class PF (30 Day Average U.S. SOFR+0.76%)±	6.09	12-25-2037	233,757	231,455
FNMA Series 2007-4 Class DF (30 Day Average U.S. SOFR+0.56%)±	5.88	2-25-2037	472,253	463,052
FNMA Series 2007-86 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	9-25-2037	770,715	762,967
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	5.24	8-27-2036	71,585	70,379
FNMA Series 2008-67 Class FG (30 Day Average U.S. SOFR+1.11%)±	6.44	7-25-2038	451,533	455,560
FNMA Series 2009-106 Class FA (30 Day Average U.S. SOFR+0.86%)±	6.19	1-25-2040	625,222	625,333
FNMA Series 2009-11 Class FU (30 Day Average U.S. SOFR+1.11%)±	6.44	3-25-2049	42,710	42,747
FNMA Series 2010-54 Class AF (30 Day Average U.S. SOFR+0.67%)±	6.00	4-25-2037	174,598	173,045
FNMA Series 2011-121 Class PF (30 Day Average U.S. SOFR+0.46%)±	5.79	12-25-2041	175,534	171,664
FNMA Series 2012-122 Class FM (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2042	773,409	753,877
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	7.14	5-25-2027	38,153	38,531
FNMA Series 2013-130 Class CF (30 Day Average U.S. SOFR+0.36%)±	5.69	6-25-2043	246,853	243,471
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	5.79	3-25-2043	2,184,702	2,202,988
FNMA Series 2014-10 Class CF (30 Day Average U.S. SOFR+0.41%)±	5.74	3-25-2044	478,323	464,957
FNMA Series 2014-49 Class AF (30 Day Average U.S. SOFR+0.43%)±	5.76	8-25-2044	90,913	88,010
FNMA Series 2015-38 Class DF (30 Day Average U.S. SOFR+0.42%)±	5.75	6-25-2055	1,100,662	1,079,767
FNMA Series 2015-4 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	2-25-2045	664,703	643,909
FNMA Series 2016-58 Class FA (30 Day Average U.S. SOFR+0.59%)±	5.92	8-25-2046	361,639	356,845
FNMA Series 2016-62 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.89	9-25-2046	429,353	423,849
FNMA Series 2016-64 Class KF (30 Day Average U.S. SOFR+0.58%)±	5.91	9-25-2046	850,260	826,620
FNMA Series 2016-76 Class CF (30 Day Average U.S. SOFR+0.56%)±	5.89	10-25-2046	524,338	510,746
FNMA Series 2016-82 Class FM (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2046	1,082,780	1,051,219
FNMA Series 2016-87 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2046	209,455	206,192
See accompanying notes to portfolio of investments
10 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2018-47 Class PC	3.50%	9-25-2047	$120,950	$114,709
FNMA Series 2019-25 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	6-25-2049	223,101	217,211
FNMA Series 2019-5 Class FE (30 Day Average U.S. SOFR+0.56%)±	5.89	3-25-2049	328,597	320,435
FNMA Series 2019-53 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.84	9-25-2049	1,125,156	1,090,579
FNMA Series 2020-10 Class Q	3.00	3-25-2050	2,558,145	2,112,129
FNMA Series 2020-29 Class FA (30 Day Average U.S. SOFR+0.76%)±	6.09	5-25-2050	672,175	658,055
FNMA Series 2021-85 Class EF (30 Day Average U.S. SOFR+0.18%)±	5.51	12-25-2051	2,655,505	2,619,617
GNMA	6.45	4-20-2025	3,340	3,340
GNMA	6.50	8-20-2034	104,562	101,745
GNMA	9.00	1-20-2025	59	59
GNMA	9.00	2-20-2025	121	121
GNMA (1 Year Treasury Constant Maturity+1.40%)±	6.41	6-20-2058	4,928	4,948
GNMA (1 Year Treasury Constant Maturity+1.50%)±	4.63	1-20-2034	646,546	640,991
GNMA (1 Year Treasury Constant Maturity+2.00%)±	4.38	4-20-2041	24,532	24,366
GNMA (1 Year Treasury Constant Maturity+2.00%)±	7.00	1-20-2041	16,083	16,260
GNMA (RFUCCT1M+0.61%)±	6.04	5-20-2058	64,575	64,506
GNMA Series 2004-80 Class FA (U.S. SOFR 1 Month+0.51%)±	5.83	10-20-2034	299,503	298,197
GNMA Series 2006-16 Class DF (U.S. SOFR 1 Month+0.22%)±	5.54	4-20-2036	1,563,915	1,546,391
GNMA Series 2008-65 Class FG (U.S. SOFR 1 Month+0.86%)±	6.18	8-20-2038	540,708	542,065
GNMA Series 2008-68 Class FA (U.S. SOFR 1 Month+1.06%)±	6.38	8-20-2038	672,610	676,951
GNMA Series 2009-12 Class FA (U.S. SOFR 1 Month+1.06%)±	6.38	3-20-2039	854,792	858,818
GNMA Series 2009-15 Class FL (U.S. SOFR 1 Month+1.06%)±	6.38	3-20-2039	854,792	857,496
GNMA Series 2009-29 Class FL (U.S. SOFR 1 Month+0.76%)±	6.08	5-16-2039	939,313	937,540
GNMA Series 2009-36 Class FE (U.S. SOFR 1 Month+0.91%)±	6.23	9-20-2038	875,342	877,856
GNMA Series 2009-50 Class FW (U.S. SOFR 1 Month+1.11%)±	6.43	7-20-2039	643,820	649,260
GNMA Series 2009-52 Class FD (U.S. SOFR 1 Month+1.06%)±	6.38	7-16-2039	326,259	328,176
GNMA Series 2010-25 Class FH (U.S. SOFR 1 Month+0.83%)±	6.15	2-16-2040	463,221	461,285
GNMA Series 2010-79 Class YF (U.S. SOFR 1 Month+0.46%)±	5.78	5-20-2035	1,458,400	1,443,524
GNMA Series 2011-117 Class FJ (U.S. SOFR 1 Month+0.98%)±	6.30	8-20-2041	838,104	841,985
GNMA Series 2011-H12 Class FA (U.S. SOFR 1 Month+0.60%)±	5.93	2-20-2061	195,582	195,221
GNMA Series 2011-H17 Class FA (U.S. SOFR 1 Month+0.64%)±	5.97	6-20-2061	171,953	171,773
GNMA Series 2012-124 Class GF (U.S. SOFR 1 Month+0.36%)±	5.68	10-20-2042	977,989	956,117
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	871,232	24,079
GNMA Series 2014-H16 Class FL (U.S. SOFR 1 Month+0.58%)±	5.91	7-20-2064	525,027	521,108
GNMA Series 2014-H22 Class FC (U.S. SOFR 1 Month+0.59%)±	5.92	11-20-2064	1,119,907	1,117,983
GNMA Series 2015-H23 Class TA (U.S. SOFR 1 Month+0.58%)±	5.91	9-20-2065	1,201,592	1,199,242
GNMA Series 2016-H24 Class FD (U.S. SOFR 12 Month+1.02%)±	6.45	11-20-2066	303,136	302,443
GNMA Series 2017-130 Class FH (U.S. SOFR 1 Month+0.41%)±	5.73	8-20-2047	1,585,411	1,532,297
GNMA Series 2017-H11 Class FE (U.S. SOFR 12 Month+0.90%)±	5.92	5-20-2067	2,241,393	2,225,079
GNMA Series 2018-120 Class FL (U.S. SOFR 1 Month+0.41%)±	5.73	9-20-2048	222,799	215,560
GNMA Series 2018-49 Class FM (U.S. SOFR 1 Month+0.36%)±	5.68	4-20-2048	1,002,300	967,633
GNMA Series 2018-H07 Class FD (U.S. SOFR 1 Month+0.41%)±	5.74	5-20-2068	173,459	173,590
GNMA Series 2018-H13 Class FC (U.S. SOFR 1 Month+0.41%)±	5.74	7-20-2068	178,136	177,203
GNMA Series 2019-103 Class FG (U.S. SOFR 1 Month+0.56%)±	5.88	4-20-2049	881,837	860,140
GNMA Series 2019-129 Class WF (U.S. SOFR 1 Month+0.51%)±	5.83	2-20-2046	1,062,044	1,023,093
GNMA Series 2019-H06 Class FD (U.S. SOFR 1 Month+0.83%)±	6.16	1-20-2069	555,655	554,762
GNMA Series 2019-H09 Class FE (U.S. SOFR 1 Month+0.61%)±	5.94	4-20-2069	801,011	799,201
GNMA Series 2019-H10 Class FB (U.S. SOFR 1 Month+0.71%)±	6.04	6-20-2069	2,746,960	2,701,516
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 11

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2019-H15 Class FE (U.S. SOFR 1 Month+0.74%)±	6.07%	9-20-2069	$1,761,945	$1,761,913
GNMA Series 2020-H12 Class F (U.S. SOFR 1 Month+0.61%)±	5.94	7-20-2070	736,388	721,891
GNMA Series 2020-H19 Class FB (U.S. SOFR 1 Month+0.56%)±	5.89	11-20-2070	2,270,095	2,254,733
GNMA Series 2021-H01 Class FC (U.S. SOFR 1 Month+0.51%)±	5.84	11-20-2070	1,302,086	1,271,186
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR+0.30%)±	5.62	4-20-2070	3,433,670	3,321,675
Total agency securities (Cost $207,581,664)				203,028,890
Asset-backed securities: 1.24%
Brazos Education Funding LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+1.11%)144A±	6.44	10-25-2056	826,329	827,448
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	6.24	9-25-2068	110,681	109,916
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	815,235	733,100
Navient Student Loan Trust Series 2021-1A Class A1B (30 Day Average U.S. SOFR+0.71%)144A±	6.04	12-26-2069	643,150	634,934
Nelnet Student Loan Trust Series 2019-4A Class A (U.S. SOFR 1 Month+0.98%)144A±	6.31	9-26-2067	420,936	419,690
SLM Student Loan Trust Series 2004-10 Class A7B (90 Day Average U.S. SOFR+0.86%)144A±	6.21	10-25-2029	63,796	63,816
Total asset-backed securities (Cost $2,876,847)				2,788,904
Corporate bonds and notes: 0.78%
Energy: 0.78%
Oil & gas services: 0.78%
Cal Dive I-Title XI, Inc.	4.93	2-1-2027	1,780,219	1,768,455
Total corporate bonds and notes (Cost $1,817,370)				1,768,455
Non-agency mortgage-backed securities: 3.47%
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	401,876	369,715
FRESB Mortgage Trust Series 2022-SB94 Class A5H±±	1.72	11-25-2041	5,570,787	5,118,912
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2144A±±	3.00	1-25-2051	589,258	487,086
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	222,953	202,565
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	6.34	1-25-2048	739,150	720,873
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059	165,445	154,010
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	602,327	544,528
Towd Point Mortgage Trust Series 2017-5 Class A1 (U.S. SOFR 1 Month+0.71%)144A±	6.04	2-25-2057	207,528	211,732
Total non-agency mortgage-backed securities (Cost $8,523,055)				7,809,421
See accompanying notes to portfolio of investments
12 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.74%
Investment companies: 2.74%
Allspring Government Money Market Fund Select Class♠∞		5.24%	6,172,758	$6,172,758
Total short-term investments (Cost $6,172,758)				6,172,758
Total investments in securities (Cost $226,971,694)	98.38%			221,568,428
Other assets and liabilities, net	1.62			3,653,851
Total net assets	100.00%			$225,222,279

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,537,678	$94,279,211	$(95,644,131)	$0	$0	$6,172,758	6,172,758	$212,003
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(58)	9-19-2024	$(6,322,751)	$(6,310,219)	$12,532	$0
Ultra 10-Year U.S. Treasury Notes	(63)	9-19-2024	(7,073,611)	(7,057,968)	15,643	0
2-Year U.S. Treasury Notes	(102)	9-30-2024	(20,767,993)	(20,777,719)	0	(9,726)
5-Year U.S. Treasury Notes	(66)	9-30-2024	(6,983,665)	(6,982,594)	1,071	0
					$29,246	$(9,726)
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 13

Notes to portfolio of investments—May 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
14 | Allspring Adjustable Rate Government Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$203,028,890	$0	$203,028,890
Asset-backed securities	0	2,788,904	0	2,788,904
Corporate bonds and notes	0	1,768,455	0	1,768,455
Non-agency mortgage-backed securities	0	7,809,421	0	7,809,421
Short-term investments
Investment companies	6,172,758	0	0	6,172,758
	6,172,758	215,395,670	0	221,568,428
Futures contracts	29,246	0	0	29,246
Total assets	$6,202,004	$215,395,670	$0	$221,597,674
Liabilities
Futures contracts	$9,726	$0	$0	$9,726
Total liabilities	$9,726	$0	$0	$9,726
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2024, $1,366,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Adjustable Rate Government Fund | 15